Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0000790816
Registrant Name	BRANDYWINE REALTY TRUST
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES